Prepayments	12 Months Ended
Jun. 30, 2025
Prepayments [Abstract]
Prepayments

Note 6 – Prepayments

Prepayments, consisted of the following:

	June 30, 2025	June 30, 2024

Prepayment for live concert and entertainment productions	$10,535,833	$8,835,833
Prepayment for transportation services	-	12,061
Prepayment for payroll tax	1,129	-
Less: Provision for impairment loss on prepayments	(10,535,833)	-
Prepayments	$1,129	$8,847,894

For the years ended June 30, 2025, 2024 and 2023, the Company recognized $10,535,833, nil and nil on provision for impairment loss on prepayments, made to third parties for entertainment and sports events that have been cancelled or indefinitely postponed, respectively.

Movements of allowance for credit losses consisted of the following as of the date indicated:

	June 30, 2025	June 30, 2024

Beginning balance	$-	$-
Addition	10,535,833	-
Ending balance	$10,535,833	$-